Related Parties Balances and Transactions (Details) - Schedule of related party balances - CNY (¥) ¥ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Amounts due from related parties:
Amounts due from related parties		¥ 21,598	¥ 55,213
Amounts due to related parties:
Amounts due to related parties		24,729	34,660
Guangdong Advertising Co., Ltd. [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	4,024	35,872
Youxiang Group [Member]
Amounts due from related parties:
Amounts due from related parties	[2]	17,458	19,230
Amounts due to related parties:
Amounts due to related parties	[3]	19,612	20,159
Others [Member]
Amounts due from related parties:
Amounts due from related parties	[4]	116	111
Amounts due to related parties:
Amounts due to related parties		2,314	2,221
Guangdong Marketing Advertising Group [Member]
Amounts due to related parties:
Amounts due to related parties	[5]	¥ 2,803	¥ 12,280

[1]	Amounts due from Guangdong Advertising Co., Ltd. are marketing service fee receivable and prepaid advertising fee.
[2]	Amounts due from Youxiang Group are construction fee and rental deposits.
[3]	Amounts due to Youxiang Group are accrued lease expenses, property management expenses and borrowing with annual interest rate of 4.785%
[4]	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.
[5]	Amounts due to Guangdong Marketing Advertising Group are accounts payable for advertisement distribution services.